Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings from Financial Institutions

Short-term borrowings from financial institutions consisted of the following on December 31, 2024:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		1,000,000	136,999	2024.06.27	2025.01.03	3.50%
Bank of Ningbo		5,000,000	684,997	2024.06.13	2025.06.13	2.80%
Bank of Ningbo		1,706,808	233,832	2024.10.30	2025.04.28	2.75%
Total	RMB	7,706,808	$1,055,828

Short-term borrowings from financial institutions consisted of the following on December 31, 2023:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank	500,000	70,424	2023.07.10	2024.07.10	4.00%